SHARE-BASED PAYMENTS (Detail Textuals 2)		12 Months Ended
	Mar. 21, 2017 share	Dec. 31, 2018 USD ($) Years	Dec. 31, 2017 USD ($) Years	Dec. 31, 2016 USD ($) Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash expense of grant options and RSU		$ 1,021,000	$ 1,294,000	$ 1,776,000
Balance expenditure of remaining vesting period options and RSUs		1,090,000
Weighted average share price upon exercise of options		$ 0.35	$ 0.35	$ 0.34
Weighted average remaining contractual life of options outstanding | Years		5.74	6.23	4.22
Number of instruments granted in share-based payment arrangement | share	18,890,695
Weighted average fair value at measurement date, share options granted		$ 475,000
Service options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement | share	3,699,208
Service and market conditions to officers and key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement | share	15,191,487